Silver Streaming Interest (Details Textual)	1 Months Ended			12 Months Ended
	Mar. 29, 2017 CAD ($) shares	Mar. 29, 2017 USD ($) t $ / Ounce-oz shares	Oct. 02, 2008 USD ($)	Dec. 31, 2017 CAD ($) $ / perounce	Dec. 31, 2016
Silver Streaming Interest [Line Items]
Percentage of Life of Mine Silver		25.00%	25.00%
Proceeds From Up-front Deposit Payments			$ 50,000,000
Proceeds From Further Up-front Deposit Payments			$ 3.90
Silver Purchase Agreement, initial Term			40 years
Actual monthly production payment,upper ceiling grade				1,400 grams per tonne (“g/t”)
Percentage Of Interest Representing Future Production				25.00%
Discount rate used in current estimate of value in use				2.11%	2.10%
Number Of Shares Issued as a consideration to wheaton | shares	3,000,000	3,000,000
Value Of Shares Issued as a consideration to wheaton	$ 6,600,000	$ 4,934,948		$ 6,600,000
Up front deposit amount		$ 50,000,000
Production payment per ounce | $ / perounce				3.90
Top of range [member]
Silver Streaming Interest [Line Items]
Discount rate used in current estimate of value in use				13.35%
Events Occurred After Reporting Period [Member]
Silver Streaming Interest [Line Items]
Mine and mill Completion per day | t		400
Obligation to pay capacity related refund		$ 8,788,000
Reduction of mill throughput per day | t		322
Events Occurred After Reporting Period [Member] | Bottom of range [member]
Silver Streaming Interest [Line Items]
Actual monthly production payment,upper ceiling grade	600 g/t	600 g/t		600 g/t
Price of silver | $ / Ounce-oz		13
Events Occurred After Reporting Period [Member] | Top of range [member]
Silver Streaming Interest [Line Items]
Actual monthly production payment,upper ceiling grade	1,400 grams per tonne (“g/t”)	1,400 grams per tonne (“g/t”)
Price of silver | $ / Ounce-oz		25